INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1)	12 Months Ended
Mar. 31, 2017 USD ($) Number
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred	0
Sale Of Underlying Operating Partnership	2
Partnership Proceeds from Disposition | $	$ 0
Series Forty Seven [Member]
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred	0
Sale Of Underlying Operating Partnership	1
Partnership Proceeds from Disposition | $	$ 0
Series Forty Eight [Member]
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred	0
Sale Of Underlying Operating Partnership	1
Partnership Proceeds from Disposition | $	$ 0
Series Forty Nine [Member]
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred	0
Sale Of Underlying Operating Partnership	0
Partnership Proceeds from Disposition | $	$ 0